Key Management Personnel Remuneration - Disclosure of Detailed Information About Key Management Personnel (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
Key Management Personnel Remuneration
Short-term employee benefits	$ 1,492	$ 2,056	$ 1,743	$ 1,752
Key management personnel remuneration	$ 1,492	$ 2,056	$ 1,743	$ 1,752